Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)
Principal		Current	Maturity
Amount		Rate	Date	Value
	BANK LOANS(1) ― 95.6%
	AEROSPACE & DEFENSE ― 4.6%
$750,000	AAdvantage Loyalty IP, Ltd. (1 Month USD LIBOR + 4.750%, 0.75% Floor)	9.137%	4/20/2028	$748,009
497,500	Amentum Government Services Parent Holdings, LLC (1 Month USD SOFR + 4.000%, 0.50% Floor)	8.325	2/15/2029	485,995
270,000	Mileage Plus Holdings, LLC (1 Month USD LIBOR + 5.250%, 1.00% Floor)	9.634	6/20/2027	278,201
241,153	Peraton Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.134	2/1/2028	235,929
238,747	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	6.634	8/22/2024	237,613
486,216	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	6.634	5/30/2025	481,852
248,106	United Airlines, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.136	4/21/2028	245,677
				2,713,276
	AUTO COMPONENTS ― 3.3%
345,208	Clarios Global, LP (1 Month USD LIBOR + 3.250%)	7.634	4/30/2026	339,455
347,375	Dexko Global, Inc. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.134	10/4/2028	312,589
493,750	Garrett LX I SARL (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.634	4/30/2028	485,726
471,600	PAI HoldCo, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.134	10/28/2027	418,253
397,000	Safe Fleet Holdings, LLC (1 Month USD SOFR + 3.750%, 0.50% Floor)	8.073	2/23/2029	384,844
				1,940,867
	AUTOMOBILES ― 0.3%
165,242	MajorDrive Holdings IV, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)	8.384	6/1/2028	155,906

	BUILDING PRODUCTS ― 1.2%
246,250	Foundation Building Materials, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.634	1/29/2028	233,753
248,125	Quikrete Holdings, Inc. (1 Month USD LIBOR + 3.000%)	7.353	3/18/2029	246,516
248,125	Specialty Building Products Holdings, LLC (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.589	10/15/2028	224,244
				704,513
	CHEMICALS ― 2.6%
245,625	CPC Acquisition Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.076	12/29/2027	179,552
418,662	Herens US Holdco Corp. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	8.384	7/3/2028	385,797
247,500	Olympus Water US Holding Corp. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.134	11/9/2028	238,253
491,250	Plaskolite PPC Intermediate II, LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	8.384	12/15/2025	441,143
341,145	Vibrantz Technologies, Inc. (3 Month USD SOFR + 4.250%, 0.50% Floor)	8.310	4/21/2029	290,062
				1,534,807
	COMMERCIAL SERVICES AND SUPPLIES ― 4.1%
740,625	Allied Universal Holdco, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.076	5/14/2028	705,078
492,516	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.134	3/31/2028	472,200
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.250%)	8.604	10/30/2026	167,558
249,375	Project Castle, Inc. (1 Month USD SOFR + 5.500%, 0.50% Floor)	9.834	11/1/2029	202,929
496,356	Restaurant Technologies, Inc. (1 Month USD SOFR + 4.250%, 0.50% Floor)	8.584	4/1/2029	488,539
482,650	Trugreen, LP (1 Month USD LIBOR + 4.000%, 0.75% Floor)	8.384	11/2/2027	429,863
				2,466,167
	CONSTRUCTION & ENGINEERING ― 0.1%
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	7.384	6/30/2024	12,503
128,546	McDermott International, Inc. (1 Month USD LIBOR + 4.000%)	8.384	6/30/2025	69,002
				81,505
	CONSTRUCTION MATERIALS ― 0.8%
480,610	Tamko Building Products, LLC (1 Month USD LIBOR + 3.000%)	7.384	5/31/2026	466,792

	CONTAINERS AND PACKAGING ― 1.6%
347,372	BW Holding, Inc. (3 Month USD SOFR + 4.000%, 0.50% Floor)	8.499	12/14/2028	308,005
248,750	Clydesdale Acquisition Holdings, Inc. (1 Month USD SOFR + 4.175%, 0.50% Floor)	8.511	4/13/2029	237,525
96,252	Graham Packaging Co., Inc (1 Month USD LIBOR + 3.000%, 0.75% Floor)	7.387	8/4/2027	94,754
237,355	Kloeckner Pentaplast of America, Inc. (6 Month USD SOFR + 4.750%, 0.50% Floor)	7.859	2/9/2026	211,839
98,000	Tosca Services, LLC (1 Month USD SOFR + 3.500%, 0.75% Floor)	7.821	8/18/2027	80,115
				932,238

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	DISTRIBUTORS ― 1.0%
481,250	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	8.358%	2/4/2026	$475,234
148,875	SRS Distribution, Inc. (3 Month USD SOFR + 3.500%, 0.50% Floor)	7.488	6/4/2028	142,641
				617,875
	DIVERSIFIED CONSUMER SERVICES ― 3.3%
245,000	American Residential Services, LLC (1 Month USD LIBOR + 3.500%, 0.75% Floor)	7.839	10/15/2027	239,181
417,918	Hertz Corp./The (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.634	6/30/2028	410,487
79,961	Hertz Corp./The (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.634	6/30/2028	78,539
248,111	Mavis Tire Express Services Topco Corp. (1 Month USD SOFR + 4.000%, 0.75% Floor)	8.334	5/4/2028	237,344
984,962	Spin Holdco, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	8.384	3/4/2028	835,741
198,000	St. George's Group, LP (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.634	2/10/2029	193,050
				1,994,342
	DIVERSIFIED FINANCIAL SERVICES ― 2.7%
369,506	Ankura Consulting Group, LLC (1 Month USD SOFR + 4.500%, 0.75% Floor)	8.821	3/17/2028	349,645
347,375	Ascensus Holidngs, Inc. (1 Month USD LIBOR + 3.500%, 0.50% Floor)	7.884	8/2/2028	332,757
261,737	First Eagle Holdings, Inc. (1 Month USD LIBOR + 2.500%)	6.884	2/2/2027	255,749
148,489	Hudson River Trading, LLC (1 Month USD SOFR + 3.000%)	7.321	3/18/2028	140,786
302,637	Orion Advisor Solutions, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.134	9/24/2027	276,535
247,902	Russell Investments US Institutional Holdco, Inc. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	7.887	5/30/2025	238,978
				1,594,450
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.6%
483,750	CommScope, Inc. (3 Month USD LIBOR + 3.250%)	7.980	4/4/2026	457,265
500,000	Consolidated Communications, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	7.884	10/2/2027	443,125
485,034	CSC Holdings, LLC (1 Month USD SOFR + 2.500%)	6.834	4/15/2027	434,712
488,501	Global Tel*Link Corp. (3 Month USD LIBOR + 4.250%)	9.029	11/29/2025	423,624
96,247	SCRS Acquisition Corp. (3 Month USD LIBOR + 4.500%, 1.00% Floor)	9.234	11/1/2024	72,674
250,000	UPC Financing Partnership (1 Month USD LIBOR + 2.925%)	7.309	1/31/2029	244,791
149,795	West Corp. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	8.415	10/10/2024	138,394
272,626	West Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	8.415	10/10/2024	251,876
250,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	6.853	4/30/2028	244,356
				2,710,817
	ELECTRIC UTILITIES ― 0.4%
221,572	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	7.134	8/1/2025	218,792

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.1%
347,375	CTC Holdings, LP (6 Month USD SOFR + 5.000%, 0.50% Floor)	8.172	2/18/2029	333,481
247,455	Dcert Buyer, Inc. (3 Month USD LIBOR + 4.000%)	8.194	10/16/2026	239,590
248,125	Escape Velocity Holdings, Inc. (6 Month USD LIBOR + 4.250%, 0.50% Floor)	8.635	10/8/2028	232,927
462,615	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 3.750%)	8.134	8/27/2025	461,458
				1,267,456
	ENERGY EQUIPMENT & SERVICES ― 0.7%
335,102	EnergySolutions, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	8.400	5/11/2025	313,111
211,538	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	9.730	7/11/2025	89,904
				403,015
	FOOD PRODUCTS ― 3.3%
245,000	Arterra Wines Canada, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	7.887	11/25/2027	229,994
340,025	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	6.634	1/31/2027	331,572
250,000	Hunter US Bidco, Inc. (1 Month USD LIBOR + 4.250%, 0.50% Floor)	8.604	8/19/2028	245,938
149,271	Naked Juice, LLC (3 Month USD SOFR + 3.250%, 0.50% Floor)	7.296	1/24/2029	134,240
495,090	Pacific Bells, LLC (3 Month USD SOFR + 4.500%, 0.50% Floor)	8.765	11/10/2028	466,621
250,000	Pegasus Bidco BV (3 Month USD SOFR + 4.250%, 0.50% Floor)	8.077	7/12/2029	242,500
349,125	Sycamore Buyer, LLC (3 Month USD SOFR + 2.250%, 0.50% Floor)	6.310	7/22/2029	342,317
				1,993,182

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	HEALTH CARE EQUIPMENT & SUPPLIES ― 2.5%
213,650	LifeScan Global Corp. (3 Month USD LIBOR + 6.000%)	10.730%	10/1/2024	$155,430
485,000	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	9.576	11/14/2026	437,308
469,600	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	7.634	3/5/2026	441,424
471,900	YI, LLC (3 Month USD LIBOR + 4.000%, 1.00% Floor)	8.557	11/7/2024	456,563
				1,490,725
	HEALTH CARE PROVIDERS & SERVICES ― 10.0%
248,750	Accelerated Health Systems, LLC (3 Month USD SOFR + 4.250%, 0.50% Floor)	8.497	2/15/2029	203,820
229,419	ADMI Corp. (3 Month USD LIBOR + 2.750%)	7.210	4/30/2025	216,675
246,875	ADMI Corp. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.134	12/23/2027	225,506
719,328	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	8.973	9/5/2025	686,957
163,353	Confluent Health, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)	8.384	11/30/2028	139,803
35,398	Confluent Health, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor) (2)	8.384	11/30/2028	30,295
733,737	Da Vinci Purchaser Corp. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	8.387	1/8/2027	670,148
204,951	Embecta Corp. (1 Month USD SOFR + 3.000%, 0.50% Floor)	7.334	3/31/2029	195,921
487,020	Eyecare Partners, LLC (1 Month USD SOFR + 3.750%)	8.071	2/20/2027	396,111
248,125	MJH Healthcare Holdings, LLC (1 Month USD SOFR + 3.500%, 0.50% Floor)	7.821	1/28/2029	239,442
365,680	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.134	3/2/2028	257,602
11,662	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.134	3/2/2028	8,215
246,250	Pacific Dental Services, Inc. (1 Month USD LIBOR + 3.500%, 0.75% Floor)	7.884	5/5/2028	241,479
492,462	Pathway Vet Alliance, LLC (1 Month USD LIBOR + 3.750%)	8.134	3/31/2027	412,846
301,668	Pediatric Associates Holding Co., LLC (6 Month USD LIBOR + 3.250%, 0.50% Floor)	8.401	12/29/2028	287,213
45,880	Pediatric Associates Holding Co., LLC (1 Month USD LIBOR + 3.250%, 0.50% Floor) (2)	7.634	12/29/2028	43,682
956,750	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	8.634	7/9/2025	807,559
246,250	Radnet Management, Inc. (1 Month USD LIBOR + 3.000%, 0.75% Floor)	7.387	4/23/2028	240,267
243,172	Upstream Newco, Inc. (1 Month USD SOFR + 4.250%)	8.584	11/20/2026	211,358
736,675	US Renal Care, Inc. (3 Month USD LIBOR + 5.000%)	9.730	7/26/2026	415,761
				5,930,660
	HEALTH CARE TECHNOLOGY ― 2.8%
489,873	Ensemble RCM, LLC (3 Month USD LIBOR + 3.750%)	8.210	8/1/2026	485,281
486,250	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	8.389	10/23/2026	478,956
491,250	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	7.634	3/10/2028	465,590
226,155	Verscend Holding Corp. (1 Month USD LIBOR + 4.000%)	8.384	8/27/2025	225,165
				1,654,992
	HOTELS RESTAURANTS & LEISURE ― 4.0%
318,531	Aimbridge Acquisition Co, Inc. (3 Month USD LIBOR + 3.750%)	8.108	2/1/2026	290,959
481,250	AMC Entertainment Holdings, Inc. (3 Month USD LIBOR + 3.000%)	7.358	4/22/2026	263,133
279,028	Caesars Resort Collection, LLC (1 Month USD LIBOR + 3.500%)	7.886	7/20/2025	278,694
967,725	Diamond Sports Group, LLC (1 Month USD SOFR + 3.250%)	7.584	8/24/2026	124,193
200,000	Entain Holdings Gibraltar Ltd. (1 Month USD SOFR + 3.500%, 0.50% Floor)	7.823	10/31/2029	199,375
395,000	Pug, LLC (1 Month USD LIBOR + 4.250%, 0.50% Floor)	8.637	2/13/2027	328,837
149,625	Scientific Games Holdings, LP (3 Month USD SOFR + 3.500%, 0.50% Floor)	8.093	4/4/2029	143,056
497,500	Scientific Games Holdings, LP (1 Month USD SOFR + 3.000%, 0.50% Floor)	7.326	4/14/2029	491,993
249,375	Star Group Holdings B.V. (1 Month USD SOFR + 3.250%, 0.50% Floor)	7.584	7/4/2028	248,648
				2,368,888
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 1.7%
181,277	Array Technologies, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.637	10/14/2027	173,913
842,035	Lightstone Holdco, LLC (1 Month USD SOFR + 5.750%, 1.00% Floor)	10.071	1/30/2027	774,672
47,625	Lightstone Holdco, LLC (1 Month USD SOFR + 5.750%, 1.00% Floor)	10.071	1/30/2027	43,815
				992,400
	INDUSTRIAL CONGLOMERATES ― 1.5%
953,577	CD&R Hydra Buyer, Inc. (3 Month USD LIBOR + 4.250%, 1.00% Floor)	8.983	12/11/2024	915,730

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	INSURANCE ― 3.1%
201,582	Acrisure, LLC (1 Month USD LIBOR + 3.500%)	7.818%	2/15/2027	$189,649
347,375	AssuredPartners, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor)	7.834	2/13/2027	338,170
98,000	Asurion, LLC (1 Month USD LIBOR + 3.250%)	7.637	12/23/2026	87,608
249,375	Asurion, LLC (3 Month USD SOFR + 4.000%)	8.301	8/19/2028	223,128
245,019	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	7.884	10/14/2027	239,506
284,668	BroadStreet Partners, Inc. (1 Month USD LIBOR + 3.000%)	7.387	1/27/2027	276,603
492,602	OneDigital Borrower, LLC (3 Month USD SOFR + 4.250%, 0.50% Floor)	8.663	11/16/2027	466,741
				1,821,405
	INTERNET SOFTWARE & SERVICES ― 4.0%
396,000	Arches Buyer, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.637	12/6/2027	367,662
981	Constant Contact, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	8.384	2/10/2028	869
306,773	MH Sub I, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	8.103	9/15/2024	298,776
189,382	MH Sub I, LLC (3 Month USD LIBOR + 3.750%)	8.503	9/15/2024	184,384
410,388	Motus Group, LLC (1 Month USD LIBOR + 4.000%, 0.50% Floor)	8.384	12/10/2028	384,225
495,000	NAB Holdings, LLC (1 Month USD SOFR + 3.000%, 0.50% Floor)	7.334	11/23/2028	482,997
246,250	Playtika Holding Corp. (1 Month USD LIBOR + 2.750%)	7.134	3/11/2028	235,630
475,000	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%, 1.00% Floor)	10.253	12/20/2024	359,615
61,241	Virtusa Corp. (1 Month USD SOFR + 3.750%, 0.75% Floor)	8.075	2/15/2029	59,277
				2,373,435
	MACHINERY ― 2.9%
344,750	Madison IAQ, LLC (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.636	6/21/2028	321,610
304,822	Patriot Container Corp. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	8.111	3/20/2025	262,718
388,868	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	8.637	3/17/2027	371,369
699,302	Titan Acquisition, Ltd./Canada (3 Month USD LIBOR + 3.000%)	7.730	3/28/2025	655,103
146,659	TK Elevator US Newco, Inc. (6 Month USD LIBOR + 3.500%, 0.50% Floor)	6.881	7/31/2027	141,492
				1,752,292
	MEDIA ― 6.4%
465,155	AppLovin Corp. (1 Month USD LIBOR + 3.250%)	7.589	8/15/2025	449,116
346,500	Ascend Learning, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	7.884	12/10/2028	328,477
488,542	Castle US Holding Corp. (1 Month USD LIBOR + 3.750%)	8.134	1/29/2027	304,423
541,750	CMI Marketing, Inc. (1 Month USD LIBOR + 4.250%, 0.50% Floor)	8.604	3/23/2028	497,055
242,500	Creative Artists Agency, LLC (1 Month USD SOFR + 3.750%)	8.073	11/26/2026	241,363
348,750	Entravision Communication Corp. (3 Month USD LIBOR + 2.750%)	7.529	11/30/2024	346,717
148,875	Fertitta Entertainment, LLC/NV (1 Month USD SOFR + 4.000%, 0.50% Floor)	8.323	1/27/2029	141,841
222,900	iHeartCommunications, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	7.603	5/1/2026	205,973
350,229	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 3.500%)	7.884	12/17/2026	328,902
452,985	Univision Communications, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	7.634	3/24/2026	446,757
431,298	Vericast Corp. (1 Month USD SOFR + 7.750%, 1.00% Floor)	12.084	6/16/2026	339,108
196,000	Weld North Education, LLC (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.103	12/17/2027	192,521
				3,822,253
	METALS & MINING ― 0.6%
103,433	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	7.353	2/12/2025	102,657
283,936	MRC Global, Inc. (3 Month USD LIBOR + 3.000%)	7.699	9/22/2024	280,458
				383,115
	OIL, GAS & CONSUMABLE FUELS ― 2.4%
475,132	Northriver Midstream Finance, LP (3 Month USD LIBOR + 3.250%)	7.980	10/1/2025	472,460
987,500	Prairie ECI Acquiror, LP (3 Month USD LIBOR + 4.750%)	9.394	3/11/2026	962,536
				1,434,996
	PHARMACEUTICALS ― 3.8%
245,625	Alkermes, Inc. (1 Month USD LIBOR + 2.500%, 0.50% Floor)	6.792	3/12/2026	237,028
637,858	Alvogen Pharma US, Inc. (1 Month USD SOFR + 7.50%, 1.00% Floor)	11.834	6/30/2025	561,315
487,690	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	7.938	5/4/2025	438,529
474,139	Amneal Pharmaceuticals, LLC (3 Month USD LIBOR + 3.500%)	8.250	5/4/2025	426,343
633,463	Curium Bidco Sarl (1 Month USD LIBOR + 4.250%, 0.75% Floor)	8.634	12/9/2027	619,210
				2,282,425

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)
Principal		Current	Maturity
Amount		Rate	Date	Value
	PROFESSIONAL SERVICES ― 1.0%
506	AG Group Holdings, Inc. (1 Month USD SOFR + 4.000%, 0.50% Floor)	8.323%	12/29/2028	$485
247,619	AG Group Holdings, Inc. (3 Month USD SOFR + 4.000%, 0.50% Floor)	8.135	12/29/2028	237,095
32	APX Group, Inc. (Prime + 2.250%, 0.50% Floor)	9.750	7/9/2028	32
345,593	APX Group, Inc. (6 Month USD LIBOR + 3.250%, 0.50% Floor)	6.730	7/9/2028	342,515
				580,127
	SOFTWARE ― 8.7%
212,699	AthenaHealth Group, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor)	7.825	2/15/2029	192,569
36,232	AthenaHealth Group, Inc. (1 Month USD SOFR + 3.500%, 0.50% Floor) (2)	7.825	2/15/2029	32,803
775,439	Brave Parent Holdings, Inc. (3 Month USD LIBOR + 4.000%)	8.730	4/19/2025	753,389
644,701	Idera, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	8.134	3/2/2028	609,645
490,000	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	9.134	8/31/2027	317,520
247,500	Magenta Buyer, LLC (1 Month USD LIBOR + 4.750%, 0.75% Floor)	9.137	7/27/2028	213,083
399,000	Mitnick Corporate Purchaser, Inc. (1 Month USD SOFR + 4.750%, 0.50% Floor)	9.084	5/2/2029	374,813
200,000	Open Text Corp. (1 Month USD SOFR + 3.500%, 0.50% Floor)	7.834	11/16/2029	195,825
232,708	Organon & Co. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	7.384	6/2/2028	231,026
600,221	Project Alpha Intermediate Holding, Inc. (1 Month USD LIBOR + 4.000%)	8.384	4/26/2024	587,016
390,000	Project Leopard Holdings, Inc. (6 Month USD SOFR + 5.250%, 0.50% Floor)	9.803	7/20/2029	357,143
248,125	Seattle SpinCo, Inc. (1 Month USD SOFR + 4.000%, 0.50% Floor)	8.323	2/28/2027	248,125
247,481	Symplr Software, Inc. (1 Month USD LIBOR + 4.500%, 0.75% Floor)	8.823	12/22/2027	207,884
486,250	VS Buyer, LLC (1 Month USD LIBOR + 3.000%)	7.384	3/2/2027	473,790
362,049	Zelis Network Solutions, LLC (1 Month USD LIBOR + 3.500%)	7.884	9/30/2026	358,769
				5,153,400
	SPECIALTY RETAIL ― 1.5%
245,000	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	7.134	10/19/2027	234,030
274,439	Heartland Dental, LLC (3 Month USD LIBOR + 3.750%)	8.210	4/30/2025	254,336
491,117	MED ParentCo, LP (1 Month USD LIBOR + 4.250%)	8.634	8/31/2026	421,324
				909,690
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 1.4%
279,489	LTI Holdings, Inc. (3 Month USD LIBOR + 3.500%)	8.235	9/6/2025	268,222
581,818	Sonicwall US Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	8.103	5/16/2025	564,937
				833,159
	WATER TREATMENT SYSTEMS ― 0.6%
339,815	Culligan (1 Month USD SOFR + 4.000%, 0.50% Floor)	8.334	7/30/2028	320,841
59,259	Culligan (1 Month USD SOFR + 4.000%, 0.50% Floor) (2)	8.323	7/30/2028	55,951
				376,792

	TOTAL BANK LOANS (COST $62,015,172)			$56,872,484

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)

Shares		Value
	COMMON STOCK ― 0.0%
	CONSTRUCTION & ENGINEERING ― 0.0%
53,218	Mcdermott International Ltd. (3)	$17,030
	TOTAL COMMON STOCK (COST $467,382)	17,030

	EXCHANGE TRADED FUND ― 2.0%
57,886	Invesco Senior Loan ETF	1,188,400
	TOTAL EXCHANGE TRADED FUND (COST $1,272,989)	1,188,400

	SHORT TERM INVESTMENT ― 0.2%
119,070	Invesco Government & Agency Portfolio Short-Term Investments Trust - Institutional Class, 2.88% (4)	119,070
	TOTAL SHORT TERM INVESTMENT (Cost $119,070)	119,070

	TOTAL INVESTMENTS ― 97.8% (Cost $63,874,613)	58,196,984
	Other Assets in Excess of Liabilities ― 2.2%	1,301,758
	TOTAL NET ASSETS ― 100.0%	$59,498,742

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(3) Non income producing.
(4) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial
Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$56,872,484	$-	$56,872,484
Common Stock	-	17.030	-	17.030
Exchange Traded Fund	1,188,400	-	-	1,188,400
Short-Term Investment	119,070	-	-	119,070
Total	$1,307,470	$56,889,514	$-	$58,196,984

See the Schedule of Investments for further detail of investment classifications.